Performance Management	Nov. 30, 2025
ETC 6 Meridian Low Beta Equity Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Total Market Index, a broad-based securities market index, and of an equal blend of the S&P 500®  Index, S&P SmallCap 600®  Index, and S&P MidCap 400®  Index, that reflects the type of securities in which the Fund invests. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sixl or by calling toll-free 866-SIXM-ETF (749-6383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Total Market Index, a broad-based securities market index, and of an equal blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index, that reflects the type of securities in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	10.12%	Q4/2022
Lowest Return	-7.60%	Q3/2022

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	10.12%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(7.60%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ETC 6 Meridian Low Beta Equity Strategy ETF	1 Year	5 Years	Since Inception (5-8-2020)
Return Before Taxes	1.22%	5.53%	8.12%
Return After Taxes on Distributions	0.62%	5.15%	7.76%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	4.28%	6.40%
S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)	17.05%	13.07%	17.34%
Equal Blend of the S&P 500® Index, S&P SmallCap 600® Index, and S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	10.43%	10.39%	15.60%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.6meridianfunds.com/sixl
Performance Availability Phone [Text]	749-6383
ETC 6 Meridian Mega Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500®  Index, a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sixa or by calling toll-free 866-SIXM-ETF (749-6383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	14.01%	Q4/2022
Lowest Return	-8.78%	Q2/2022

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	14.01%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(8.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ETC 6 Meridian Mega Cap Equity ETF	1 Year	5 Years	Since Inception (5-8-2020)
Return Before Taxes	15.63%	13.18%	15.04%
Return After Taxes on Distributions	14.97%	12.62%	14.48%
Return After Taxes on Distributions and Sale of Fund Shares	9.68%	10.45%	12.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	17.96%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.6meridianfunds.com/sixa
Performance Availability Phone [Text]	749-6383
ETC 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Total Market Index, a broad-based securities market index, and of the SmallCap 600®  Index, that reflects the type of securities in which the Fund invests. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sixs or by calling toll-free 866-SIXM-ETF (749-6383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P Total Market Index, a broad-based securities market index, and of the SmallCap 600® Index, that reflects the type of securities in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	23.08%	Q1/2021
Lowest Return	-12.56%	Q2/2022

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	23.08%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(12.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ETC 6 Meridian Small Cap Equity ETF	1 Year	5 Years	Since Inception (5-8-2020)
Return Before Taxes	4.56%	7.76%	13.70%
Return After Taxes on Distributions	4.14%	7.41%	13.34%
Return After Taxes on Distributions and Sale of Fund Shares	2.96%	6.07%	11.05%
S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)	17.05%	13.07%	17.34%
SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	13.89%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.6meridianfunds.com/sixs
Performance Availability Phone [Text]	749-6383
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index, a broad-based securities market index, and of the Cboe S&P 500®  BuyWrite Index, that reflects the type of securities in which the Fund invests. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sixh or by calling toll-free 866-SIXM-ETF (749-6383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index, a broad-based securities market index, and of the Cboe S&P 500® BuyWrite Index, that reflects the type of securities in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.74%	Q4/2022
Lowest Return	-4.46%	Q2/2022

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	16.74%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(4.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	1 Year	5 Years	Since Inception (5-8-2020)
Return Before Taxes	9.34%	10.25%	10.18%
Return After Taxes on Distributions	8.75%	9.73%	9.67%
Return After Taxes on Distributions and Sale of Fund Shares	5.93%	8.07%	8.04%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	17.96%
Cboe S&P 500® BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	8.91%	9.33%	11.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.6meridianfunds.com/sixh
Performance Availability Phone [Text]	749-6383
ETC 6 Meridian Quality Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500®  Index, a broad-based market index, and Russell 1000®  Growth Index, that reflects the type of securities in which the Fund invests. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.6meridianfunds.com/sxqg or by calling toll-free 866-SIXM-ETF (749-6383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index, a broad-based market index, and Russell 1000® Growth Index, that reflects the type of securities in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	13.00%	Q4/2023
Lowest Return	-17.46%	Q2/2022

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	13.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(17.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ETC 6 Meridian Quality Growth ETF	1 Year	Since Inception (5-10-2021)
Return Before Taxes	4.28%	6.80%
Return After Taxes on Distributions	4.28%	6.80%
Return After Taxes on Distributions and Sale of Fund Shares	2.53%	5.32%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	12.80%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.47%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.6meridianfunds.com/sxqg
Performance Availability Phone [Text]	749-6383
ETC 6 Meridian Quality Dividend Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.6meridianfunds.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.6meridianfunds.com
ETC 6 Meridian Quality Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.6meridianfunds.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.6meridianfunds.com
Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, that reflects the type of securities in which the Fund invests, and of the MSCI ACWI Index, a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.rangeetfs.com/nukz or by calling toll-free 855-RANGE88 (855-726-4388).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, that reflects the type of securities in which the Fund invests, and of the MSCI ACWI Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	48.01%	Q2/2025
Lowest Return	(6.68)%	Q1/2025

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	48.01%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(6.68%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
Range Nuclear Renaissance Index ETF	1 Year	Since Inception (1-23-2024)
Return Before Taxes	56.75%	62.11%
Return After Taxes on Distributions	56.32%	61.86%
Return After Taxes on Distributions and Sale of Fund Shares	33.74%	49.49%
VettaFi Nuclear Renaissance Index (reflects no deduction for fees, expenses, or taxes)	57.99%	63.32%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	22.87%	21.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.rangeetfs.com/nukz
Performance Availability Phone [Text]	855-726-4388
Range Global Coal Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, that reflects the type of securities in which the Fund invests, and of the MSCI ACWI Index, a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.rangeetfs.com/coal or by calling toll-free 855-RANGE88 (855-726-4388).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, that reflects the type of securities in which the Fund invests, and of the MSCI ACWI Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	27.61%	Q3/2025
Lowest Return	(17.27)%	Q1/2025

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	27.61%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(17.27%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
Range Global Coal Index ETF	1 Year	Since Inception (1-23-2024)
Return Before Taxes	12.63%	(2.43)%
Return After Taxes on Distributions	11.75%	(3.03)%
Return After Taxes on Distributions and Sale of Fund Shares	7.78%	(1.94)%
VettaFi Global Coal Index (reflects no deduction for fees, expenses, or taxes)	14.86%	(0.83)%
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	22.87%	21.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.rangeetfs.com/coal
Performance Availability Phone [Text]	855-726-4388